CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 356,115	$ 54,577	¥ 431,459
Restricted cash	115	18	115
Derivative assets	100	15
Short-term investments	80,000	12,261
Accounts and notes receivable, net of allowances of RMB28,516 and RMB43,820 (US$6,716) as of December 31, 2019 and 2020, respectively	44,886	6,879	135,417
Prepayments and other current assets	49,013	7,511	86,087
Amounts due from related parties			521
Total current assets	530,229	81,261	653,599
Non-current assets:
Property and equipment, net	73,522	11,268	106,235
Intangible assets, net	9,519	1,459	8,810
Long-term investments	168,526	25,828	168,637
Other non-current assets	5,631	863	2,642
Total non-current assets	257,198	39,418	286,324
Total assets	787,427	120,679	939,923
Current liabilities:
Accounts payable (including accounts payable of the variable interest entity ("VIE") without recourse to the Company of RMB19,974 and RMB16,564 (US$2,539) as of December 31, 2019 and 2020, respectively)	16,592	2,543	19,996
Deferred revenue and customer deposits (including deferred revenue and customer deposits of the VIE without recourse to the Company of RMB73,820 and RMB104,681 (US$16,043) as of December 31, 2019 and 2020, respectively)	109,182	16,733	77,561
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the VIE without recourse to the Company of RMB72,580 and RMB66,772(US$10,233) as of December 31, 2019 and 2020, respectively)	109,136	16,725	96,277
Amounts due to related parties (including amount due to related parties of the VIE without recourse to the Company of RMB56 and nil as of December 31, 2019 and 2020, respectively)			56
Convertible notes	225,229	34,518
Total current liabilities	460,139	70,519	193,890
Non-current liabilities:
Other non-current liabilities (including other non-current liabilities of the VIE without recourse to the Company of RMB64 and nil as of December 31, 2019 and 2020, respectively)			64
Deferred revenue	6,049	927	8,150
Convertible notes	225,229	34,518	230,031
Total non-current liabilities	6,049	927	238,245
Total liabilities	466,188	71,446	432,135
Commitments and contingencies
Shareholders' equity
Treasury shares (81,930 and 0 class A common shares as of December 31, 2019 and 2020, respectively)			(1,999)
Additional paid-in capital	988,812	151,542	956,735
Accumulated deficit	(678,434)	(103,975)	(453,359)
Accumulated other comprehensive income	10,813	1,659	6,363
Total shareholders' equity	321,239	49,233	507,788
Total liabilities and shareholders' equity	787,427	120,679	939,923
Class A Common Shares
Shareholders' equity
Common shares	37	6	37
Class B Common Shares
Shareholders' equity
Common shares	¥ 11	$ 1	¥ 11